Financial Instruments	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial Instruments
19 – FINANCIAL INSTRUMENTS
Financial instruments in the Consolidated Balance Sheet include investments in securities (see Note 10), cash and cash equivalents (see Note 13), debt (see Note 14) and derivative contracts.

Risks
In the normal course of business, financial instruments of various kinds are used for the purposes of managing exposure to interest rate, foreign exchange and commodity price movements.

Treasury standards are applicable to all subsidiaries and each subsidiary is required to adopt a treasury policy consistent with these standards. These policies cover: financing structure; interest rate and foreign exchange risk management; insurance; counterparty risk management; and use of derivative contracts. Wherever possible, treasury operations are carried out through specialist regional organisations without removing from each subsidiary the responsibility to formulate and implement appropriate treasury policies.

Apart from forward foreign exchange contracts to meet known commitments, the use of derivative contracts by most subsidiaries is not permitted by their treasury policy.

Other than in exceptional cases, the use of external derivative contracts is confined to specialist trading and central treasury organisations that have appropriate skills, experience, supervision, control and reporting systems.

Shell’s operations expose it to market, credit and liquidity risk, as described below.

Market risk
Market risk is the possibility that changes in interest rates, foreign exchange rates or the prices of crude oil, natural gas, LNG, refined products, chemical feedstocks, power and carbon-emission rights will adversely affect the value of assets, liabilities or expected future cash flows.

Interest rate risk
Most debt is raised from central borrowing programmes. Shell’s policy continues to be to have debt principally denominated in dollars and to maintain a largely floating interest rate exposure profile; however, Shell has issued a significant amount of fixed rate debt in recent years, taking advantage of historically low interest rates available in debt markets. As a result, the majority of the debt portfolio at December 31, 2020, is at fixed rates and this reduces Shell’s adverse exposure to rising floating dollar interest rates (see Notes 2 and 3).

The financing of most subsidiaries is structured on a floating-rate basis, and any further interest rate risk management is only applied under exceptional circumstances.

On the basis of the floating-rate net cash position at December 31, 2020 (both issued and hedged), and assuming other factors (principally foreign exchange rates and commodity prices) remained constant and that no further interest rate management action was taken, an increase in interest rates of 1% would have increased 2020 income before taxation by $62 million (2019: $98 million decrease, based on the floating rate net debt position at December 31, 2019).

The carrying amounts and maturities of debt and borrowing facilities are presented in Note 14. Interest expense is presented in Note 6.

Foreign exchange risk
Many of the markets in which Shell operates are priced, directly or indirectly, in dollars. As a result, the functional currency of most Integrated Gas and Upstream entities and those with significant cross-border business is the dollar. For Oil Products and Chemicals entities, the functional currency is typically the local currency. Consequently, Shell is exposed to varying levels of foreign exchange risk when an entity enters into transactions that are not denominated in its functional currency, when foreign currency monetary assets and liabilities are translated at the balance sheet date and as a result of holding net investments in operations that are not dollar-functional. Each entity is required to adopt treasury policies that are designed to measure and manage its foreign exchange exposures by reference to its functional currency.

Foreign exchange gains and losses arise in the normal course of business from the recognition of receivables and payables and other monetary items in currencies other than an entity’s functional currency. Foreign exchange risk may also arise in connection with capital expenditure. For major projects, an assessment is made at the final investment decision stage whether to hedge any resulting exposure.

Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management action were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2020	2019	2020	2019
10% appreciation against the dollar of:
Euro	(263)	36	451	1,227
Malaysian ringgit	255	243	270	290
Australian dollar	179	(55)	598	835
Sterling	(166)	(58)	328	581
Canadian dollar	1	(97)	1,299	1,380

The above sensitivity information was calculated by reference to carrying amounts of assets and liabilities at December 31 only. The effect on income before taxation arises in connection with monetary balances denominated in currencies other than an entity’s functional currency; the effect on net assets arises principally from the translation of assets and liabilities of entities that are not dollar-functional.
Foreign exchange gains and losses included in income are presented in Note 5.

Commodity price risk
Certain subsidiaries have a mandate to trade crude oil, natural gas, LNG, refined products, chemical feedstocks, power and carbon-emission rights, and to use commodity derivative contracts (forwards, futures, swaps and options) as a means of managing price and timing risks arising from this trading activity. In effecting these transactions, the entities concerned operate within procedures and policies designed to ensure that risks, including those relating to the default of counterparties, are managed within authorised limits.

Value-at-risk (VAR) techniques based on variance/covariance or Monte Carlo simulation models are used to make a statistical assessment of the market risk arising from possible future changes in market values over a 1-day holding period and within a 95% confidence level. The calculation of potential changes in fair value takes into account positions, the history of price movements and the correlation of these price movements. Models are regularly reviewed against actual fair value movements to ensure integrity is maintained. The VAR year-end positions in respect of commodities traded in active markets, which are presented in the table below, are calculated on a diversified basis in order to reflect the effect of offsetting risk within combined portfolios.

Value-at-risk (pre-tax)		$ million
	December 31, 2020	December 31, 2019
Global oil	24	22
North America gas and power	14	12
Europe gas and power	11	5
Carbon-emission rights	7	4

Credit risk
Policies are in place to ensure that sales of products are made to customers with appropriate creditworthiness. These policies include detailed credit analysis and monitoring of trading partners against counterparty credit limits. Credit information is regularly shared between business and finance functions, with dedicated teams in place to quickly identify and respond to cases of credit deterioration. Mitigation measures are defined and implemented for higher-risk business partners and customers, and include shortened payment terms, collateral or other security posting and vigorous collections. In addition, policies limit the amount of credit exposure to any individual financial institution. There are no material concentrations of credit risk, with individual customers or geographically, and there has been no significant level of counterparty default in recent years.

Surplus cash is invested in a range of short-dated, secure and liquid instruments including short-term bank deposits, money market funds, reverse repos and similar instruments. The portfolio of these investments is diversified to avoid concentrating risk in any one instrument, country or counterparty. Management monitors the investments regularly and adjusts the investment portfolio in light of new market information where necessary to ensure credit risk is effectively diversified.

In commodity trading, counterparty credit risk is managed within a framework of credit limits with utilisation being regularly reviewed. Credit risk exposure is monitored and the acceptable level of credit exposure is determined by a credit committee. Credit checks are performed by a department independent of traders, and are undertaken before contractual commitment. Where appropriate, netting arrangements, credit insurance, prepayments and collateral are used to manage specific risks.

Shell routinely enters into offsetting, master netting and similar arrangements with trading and other counterparties to manage credit risk. Where there is a legally enforceable right of offset under such arrangements and Shell has the intention to settle on a net basis or realise the asset and settle the liability simultaneously, the net asset or liability is recognised in the Consolidated Balance Sheet, otherwise assets and liabilities are presented gross. These amounts, as presented net and gross within trade and other receivables, trade and other payables and derivative financial instruments in the Consolidated Balance Sheet at December 31, were as follows:

2020						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	10,658	6,470	4,188	14	79	4,095
Within derivative financial instruments	12,798	6,125	6,673	1,573	1,750	3,350
Liabilities:
Within trade payables	10,580	6,467	4,113	1	79	4,033
Within derivative financial instruments	10,502	5,893	4,609	797	1,761	2,051

2019						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	13,821	8,975	4,846	54	101	4,691
Within derivative financial instruments	12,995	7,310	5,685	531	2,262	2,892
Liabilities:
Within trade payables	13,335	9,029	4,306	11	101	4,194
Within derivative financial instruments	12,355	7,253	5,102	706	2,262	2,134

Amounts not offset principally relate to contracts where the intention to settle on a net basis was not clearly established at December 31.

The carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities at December 31, 2020, presented within trade and other receivables, was $1,909 million (2019: $1,948 million). The carrying amount of collateral held at December 31, 2020, presented within trade and other payables, was $1,675 million (2019: $718 million). Collateral mainly relates to initial margins held with commodity exchanges and over-the-counter counterparty variation margins. Some derivative contracts are fully cash collateralised, thereby eliminating both counterparty risk and the Group’s own non-performance risk.

Liquidity risk
Liquidity risk is the risk that suitable sources of funding for Shell’s business activities may not be available. Management believes that it has access to sufficient debt funding sources (capital markets) and to undrawn committed borrowing facilities to meet foreseeable requirements. Information about borrowing facilities is presented in Note 14.

Derivative contracts and hedges
Derivative contracts are used principally as hedging instruments, however, because hedge accounting is not always applied, movements in the carrying amounts of derivative contracts that are recognised in income are not always matched in the same period by the recognition of the income effects of the related hedged items.

Carrying amounts, maturities and hedges
The carrying amounts of derivative contracts at December 31, designated and not designated as hedging instruments for hedge accounting purposes, were as follows:

2020							$ million
			Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	451	—	451	26	22	48	403
Forward foreign exchange contracts	—	276	276	—	651	651	(375)
Currency swaps and options	1,890	13	1,903	280	63	343	1,560
Commodity derivatives	—	5,534	5,534	92	4,565	4,657	877
Other contracts	—	424	424	—	29	29	395
Total	2,341	6,247	8,588	398	5,330	5,728	2,860

2019							$ million
			Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	227	8	235	34	24	58	177
Forward foreign exchange contracts	7	236	243	2	309	311	(68)
Currency swaps and options	90	15	105	932	56	988	(883)
Commodity derivatives	—	6,914	6,914	—	5,281	5,281	1,633
Other contracts	—	341	341	—	—	—	341
Total	324	7,514	7,838	968	5,670	6,638	1,200

Net gains before tax on derivative contracts, excluding realised commodity contracts and those accounted for as hedges, were $1,676 million in 2020 (2019: $2,004 million losses; 2018: $1,818 million losses). The International Financial Reporting Interpretation Committee (IFRIC) guidance concerning the physical settlement of a contract to buy or sell a non-financial item has been applied prospectively as from 2020. The result of this decision is that $597 million of prior gains that would have previously reversed at the time of trade delivery, have been excluded from the amount disclosed in 2020.

Certain contracts, mainly to hedge price risk relating to forecast commodity transactions, were designated in cash flow hedging relationships and are presented after the offset of related margin balances with exchanges. Contracts to hedge foreign exchange risks were also designated in cash flow hedging relationships and the net carrying amount of these contracts at December 31, 2020, was an asset of $556 million (2019: $167 million liability). See Note 22 for the accumulated balance recognised within other comprehensive income.
Certain interest rate and currency swaps were designated in fair value hedges, principally in respect of debt for which the net carrying amount of the related derivative contracts, net of accrued interest, at December 31, 2020, was an asset of $1,422 million (2019: $518 million liability).

In 2020, €3 billion of debt instruments were designated as hedges of net investments in foreign operations, relating to the foreign exchange risk arising between certain intermediate holding companies and their subsidiaries. See Note 22 for the accumulated balance recognised within other comprehensive income.

In the course of trading operations, certain contracts are entered into for delivery of commodities that are accounted for as derivatives. The resulting price exposures are managed by entering into related derivative contracts. These contracts are managed on a fair value basis and the maximum exposure to liquidity risk is the undiscounted fair value of derivative liabilities.

For a minority of commodity derivatives contracts, carrying amounts cannot be derived from quoted market prices or other observable inputs, in which case fair value is estimated using valuation techniques such as Black-Scholes, option spread models and extrapolation using quoted spreads with assumptions developed internally based on observable market activity.

Other contracts include certain contracts that are held to sell or purchase commodities and others containing embedded derivatives, which are required to be recognised at fair value because of pricing or delivery conditions, even though they were entered into to meet operational requirements. These contracts are expected to mature in 2021-2025, with certain contracts having early termination rights (for either party). Valuations are derived from quoted market prices.

The contractual maturities of derivative liabilities at December 31 compare with their carrying amounts in the Consolidated Balance Sheet as follows:

2020									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	12	10	9	7	5	6	49	(1)	48
Forward foreign exchange contracts	504	56	22	38	—	—	620	31	651
Currency swaps and options	174	13	28	—	159	—	374	(31)	343
Commodity derivatives	2,990	743	265	174	115	391	4,678	(21)	4,657
Other contracts	15	15	—	—	—	—	30	(1)	29
Total	3,695	837	324	219	279	397	5,751	(23)	5,728
[A] Mainly related to the effect of discounting.

2019									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	35	8	4	4	5	4	60	(2)	58
Forward foreign exchange contracts	214	40	8	—	118	—	380	(69)	311
Currency swaps and options	255	475	444	201	204	1,777	3,356	(2,368)	988
Commodity derivatives	3,472	756	349	189	123	511	5,400	(119)	5,281
Other contracts	—	—	—	—	—	—	—	—	—
Total	3,976	1,279	805	394	450	2,292	9,196	(2,558)	6,638
[A] Mainly related to the effect of discounting.
Fair value measurements
The net carrying amounts of derivative contracts held at December 31, categorised according to the predominant source and nature of inputs used in determining the fair value of each contract, were as follows:

2020				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	403	—	403
Forward foreign exchange contracts	—	(375)	—	(375)
Currency swaps and options	—	1,560	—	1,560
Commodity derivatives	37	(237)	1,077	877
Other contracts	20	375	—	395
Total	57	1,726	1,077	2,860

2019				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	177	—	177
Forward foreign exchange contracts	—	(68)	—	(68)
Currency swaps and options	—	(883)	—	(883)
Commodity derivatives	(6)	895	744	1,633
Other contracts	27	304	10	341
Total	21	425	754	1,200

Net carrying amounts of derivative contracts measured using predominantly unobservable inputs		$ million
	2020	2019
At January 1	754	(27)
Net gains recognised in revenue	564	1,085
Purchases	217	453
Sales	(450)	(633)
Settlements	(9)	—
Recategorisations (net)	(12)	(125)
Currency translation differences	13	1
At December 31	1,077	754

Included in net gains recognised in revenue in 2020 were unrealised net gains totalling $743 million relating to assets and liabilities held at December 31, 2020 (2019: $612 million gains).

Unrecognised day one gains or losses
Certain long-term commodity purchase contracts extend to periods where observable pricing data are limited and so their value may include estimates for a portion of the value. Where this is more than an insignificant part of the overall contract valuation, any gains or losses will be deferred. Valuation techniques are further described in Note 2. The unrecognised gains on these derivative contracts at December 31, 2020 were as follows:

		$ million
	2020	2019
At January 1	929	388
Movements	39	541
At December 31	968	929